Equity-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Equity-Based Compensation
EQUITY-BASED COMPENSATION
Exchange of Equity-Based Compensation
On November 30, 2012, in conjunction with the acquisition of Cooper, all Eaton Corporation equity-based compensation plans were assumed by Eaton, subject to the same terms and conditions except that reference to Eaton Corporation shares were changed to Eaton shares. Outstanding Eaton Corporation restricted share awards, other share-based awards and stock options were converted into the right to receive an equivalent equity award from Eaton. Eaton equity awards are subject to the same number of shares, terms and conditions as applicable to the original respective Eaton Corporation awards. See Note 2 for additional information related to the acquisition of Cooper.
Restricted Stock Units
Restricted stock units and awards (RSUs) have been issued to certain employees at fair market value at the date of grant. These awards entitle the holder to receive one ordinary share for each RSU upon vesting, generally over three or four years. A summary of the RSU activity for 2012 follows:

(Restricted stock units in millions)	Number of restricted stock units	Weighted-average fair value per award
Non-vested at January 1	4.8	$33.02
Granted	1.5	49.41
Vested	(2.7)	25.91
Forfeited	(0.2)	40.41
Non-vested at December 31	3.4	$42.47

Information related to RSUs follows:

	2012	2011	2010
Pretax expense for RSUs	$46	$50	$39
After-tax expense for RSUs	30	32	25

As of December 31, 2012, total compensation expense not yet recognized related to non-vested RSUs was $96, and the weighted-average period in which the expense is expected to be recognized is 2.2 years. Excess tax benefit for restricted stock units and other equity-based compensation totaled $18 for 2012.
Stock Options
Under various plans, stock options have been granted to certain employees and directors to purchase ordinary shares at prices equal to fair market value on the date of grant. Substantially all of these options vest ratably during the three-year period following the date of grant and expire 10 years from the date of grant. Compensation expense is recognized for stock options based on the fair value of the options at the date of grant and amortized on a straight-line basis over the period the employee or director is required to provide service.
The Company uses a Black-Scholes option pricing model to estimate the fair value of stock options. The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the most recent historical period equal to the expected life of the option); the expected option life (an estimate based on historical experience); the expected dividend yield; and the risk-free interest rate (an estimate based on the yield of United States Treasury zero coupon with a maturity equal to the expected life of the option). A summary of the assumptions used in determining the fair value of stock options follows:

	2012	2011	2010
Expected volatility	35%	33%	31%
Expected option life in years	5.5	5.5	5.5
Expected dividend yield	2.0%	2.0%	2.0%
Risk-free interest rate	1.0 to .0.9%	2.2% to 1.4%	2.4% to 1.3%
Weighted-average fair value of stock options granted	$14.08	$14.56	$8.98

A summary of stock option activity follows:

(Options in millions)	Weighted-average price per option	Options	Weighted-average remaining contractual life in years	Aggregate intrinsic value
Outstanding at January 1, 2012	$36.84	13.1
Granted	51.77	0.8
Exercised	31.34	(3.0)
Forfeited and canceled	51.21	(0.1)
Outstanding at December 31, 2012	$39.45	10.8	4.2	$158

Exercisable at December 31, 2012	$37.78	9.5	3.6	$155
Reserved for future grants at December 31, 2012		21.0

The aggregate intrinsic value in the table above represents the total excess of the $54.18 closing price of Eaton ordinary shares on the last trading day of 2012 over the exercise price of the stock option, multiplied by the related number of options outstanding and exercisable. The aggregate intrinsic value is not recognized for financial accounting purposes and the value changes based on the daily changes in the fair market value of the Company's ordinary shares.
Information related to stock options follows:

	2012	2011	2010
Pretax expense for stock options	$7	$5	$11
After-tax expense for stock options	5	4	8
Proceeds from stock options exercised	95	71	157
Income tax benefit related to stock options exercised
Tax benefit classified in operating activities in the Consolidated Statements of Cash Flows	5	13	—
Excess tax benefit classified in financing activities in the Consolidated Statements of Cash Flows	13	33	—
Intrinsic value of stock options exercised	60	62	98
Total fair value of stock options vesting	$7	$5	$11

Stock options exercised, in millions of options	3.099	2.541	6.096

As of December 31, 2012, total compensation expense not yet recognized related to non-vested stock options was $12, and the weighted-average period in which the expense is expected to be recognized is 1.8 years.